Equity - Schedule of Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Schedule of Other Comprehensive Income (Loss) [Line Items]
Balance Beginning	$ 591	[1]	$ (144)		$ (1,254)
Balance Ending			591	[1]	(144)
Realized loss on available-for sale securities reclassification adjustment into net income (loss)	(710)		(265)		77
Unrealized gain on available-for-sale securities	141		600		1,086
Foreign currency translation	(22)		44		(53)
Reclassification on sale of subsidiary			356
Reserve from financial assets measured at fair value through OCI [Member]
Schedule of Other Comprehensive Income (Loss) [Line Items]
Balance Beginning	569		234		(929)
Balance Ending			569		234
Realized loss on available-for sale securities reclassification adjustment into net income (loss)	(710)		(265)		77
Unrealized gain on available-for-sale securities	141		600		1,086
Foreign currency translation
Reclassification on sale of subsidiary
Gain (loss) on foreign currency translation [Member]
Schedule of Other Comprehensive Income (Loss) [Line Items]
Balance Beginning	22		(378)		(325)
Balance Ending			22		(378)
Realized loss on available-for sale securities reclassification adjustment into net income (loss)
Unrealized gain on available-for-sale securities
Foreign currency translation	$ (22)		44		$ (53)
Reclassification on sale of subsidiary			$ 356

[1]	After retrospective application of SAB 122 – see Note 3a